Consolidated Balance Sheets (Parenthetical) - shares	6 Months Ended	12 Months Ended
	May 31, 2020	Nov. 30, 2019
Statement of Financial Position [Abstract]
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	23,678,105	22,085,856
Common shares, outstanding	23,678,105	22,085,856